INVENTORIES (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Raw materials	¥ 2,017,586,883				¥ 1,350,518,751
Work-in-progress	1,226,584,172				792,495,823
Finished goods	4,478,097,805				3,675,774,411
Total	7,722,268,860			$ 1,137,367,276	5,818,788,985
Inventory provision	157,712,021	$ 23,228,470	¥ 114,104,809
Pledged inventories	¥ 379,151,619				¥ 258,692,099